Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 4,395	$ 4,342
Finished goods	2,390	2,141
Less: write-down of obsolete inventories	(652)	(636)
Total inventories	$ 6,133	$ 5,847